Intangible and tangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible and tangible assets
Schedule of intangible assets

As of December 31, 2017		Amortization and
(M$)	Cost	impairment	Net
Goodwill	2,442	(1,015)	1,427
Proved mineral interests	13,081	(7,674)	5,407
Unproved mineral interests	11,686	(5,324)	6,362
Other intangible assets	4,831	(3,440)	1,391
Total intangible assets	32,040	(17,453)	14,587

As of December 31, 2016		Amortization and
(M$)	Cost	impairment	Net
Goodwill	2,159	(1,002)	1,157
Proved mineral interests	13,347	(6,985)	6,362
Unproved mineral interests	11,582	(5,130)	6,452
Other intangible assets	4,182	(2,791)	1,391
Total intangible assets	31,270	(15,908)	15,362

As of December 31, 2015		Amortization and
(M$)	Cost	impairment	Net
Goodwill	1,597	(971)	626
Proved mineral interests	12,800	(6,436)	6,364
Unproved mineral interests	11,751	(5,082)	6,669
Other intangible assets	4,059	(3,169)	890
Total intangible assets	30,207	(15,658)	14,549

Schedule of change in net intangible assets

					Currency
	Net amount as of			Amortization and	translation		Net amount as of
(M$)	January 1,	Increases	Disposals	impairment	adjustment	Other	December 31,
2017	15,362	404	(23)	(1,512)	234	122	14,587
2016	14,549	1,039	(117)	(1,252)	(187)	1,330	15,362
2015	14,682	2,750	(343)	(2,324)	(200)	(16)	14,549

Summary of changes in carrying amount of goodwill by business segment

	Net goodwill as of				Net goodwill as of
(M$)	January 1, 2017	Increases	Impairments	Other	December 31, 2017
Exploration & Production	—	—	—	—	—
Gas, Renewables & Power	556	16	—	78	650
Refining & Chemicals	462	—	—	29	491
Marketing & Services	113	146	—	(3)	256
Corporate	26	—	—	4	30
Total	1,157	162	—	108	1,427

Schedule of property, plant and equipment, including analysis of changes

As of December 31, 2017		Depreciation and
(M$)	Cost	impairment	Net
Exploration & Production properties
Proved properties	174,336	(112,113)	62,223
Unproved properties	1,980	(152)	1,828
Work in progress	30,286	(2,537)	27,749
Subtotal	206,602	(114,802)	91,800
Other property, plant and equipment
Land	1,809	(652)	1,157
Machinery, plant and equipment (including transportation equipment)	33,554	(25,774)	7,780
Buildings	9,203	(5,859)	3,344
Work in progress	2,310	(1)	2,309
Other	9,463	(6,456)	3,007
Subtotal	56,339	(38,742)	17,597
Total property, plant and equipment	262,941	(153,544)	109,397

As of December 31, 2016		Depreciation and
(M$)	Cost	impairment	Net
Exploration & Production properties
Proved properties	163,860	(100,959)	62,901
Unproved properties	1,996	—	1,996
Work in progress	33,860	(2,075)	31,785
Subtotal	199,716	(103,034)	96,682
Other property, plant and equipment
Land	1,578	(567)	1,011
Machinery, plant and equipment (including transportation equipment)	28,620	(22,940)	5,680
Buildings	7,977	(4,979)	2,998
Work in progress	2,780	(10)	2,770
Other	8,296	(5,466)	2,830
Subtotal	49,251	(33,962)	15,289
Total property, plant and equipment	248,967	(136,996)	111,971

As of December 31, 2015		Depreciation and
(M$)	Cost	impairment	Net
Exploration & Production properties
Proved properties	153,530	(94,843)	58,687
Unproved properties	2,423	—	2,423
Work in progress	36,246	(2,284)	33,962
Subtotal	192,199	(97,127)	95,072
Other property, plant and equipment
Land	1,551	(581)	970
Machinery, plant and equipment (including transportation equipment)	28,723	(22,975)	5,748
Buildings	7,655	(5,018)	2,637
Work in progress	2,705	(128)	2,577
Other	8,182	(5,668)	2,514
Subtotal	48,816	(34,370)	14,446
Total property, plant and equipment	241,015	(131,497)	109,518

Change in net property, plant and equipment is analyzed in the following table:

					Currency
	Net amount as of			Depreciation and	translation		Net amount as of
(M$)	January 1,	Increases	Disposals	impairment	adjustment	Other	December 31,
2017	111,971	13,363	(1,117)	(15,099)	2,302	(2,023)	109,397
2016	109,518	17,067	(1,869)	(13,171)	(1,057)	1,483	111,971
2015	106,876	22,382	(1,842)	(17,010)	(3,449)	2,561	109,518

Schedule of facilities and equipment under finance leases

As of December 31, 2017		Depreciation and
(M$)	Cost	impairment	Net
Machinery, plant and equipment	1,140	(468)	672
Buildings	124	(57)	67
Other	378	(58)	320
Total	1,642	(583)	1,059

As of December 31, 2016		Depreciation and
(M$)	Cost	impairment	Net
Machinery, plant and equipment	426	(391)	35
Buildings	109	(38)	71
Other	179	(41)	138
Total	714	(470)	244

As of December 31, 2015		Depreciation and
(M$)	Cost	impairment	Net
Machinery, plant and equipment	426	(384)	42
Buildings	95	(38)	57
Other	175	(31)	144
Total	696	(453)	243